Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	$ 193	$ 456	$ 1,210
Losses on sale of businesses and fixed assets	1,359	777	215
Deferred consideration relating to the disposals, receivable within one year	159	35	259
Deferred consideration relating to the disposals, receivable after one year	125	304	268
Contingent consideration receivable relating to disposals	598	893	237
Impairment losses	6,847	666	1,239
Reversal of impairment loss	131	583	238
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	143	437	526
Losses on sale of businesses and fixed assets	415	707	127
Impairment losses	6,752	400	1,138
Impairment loss recognised in profit or loss, goodwill	355
Reversal of impairment loss	131	580	176
Downstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	50	15	674
Losses on sale of businesses and fixed assets	57	59	88
Impairment losses	65	12	69
Reversal of impairment loss	0	2	62
Other businesses and corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	0	4	10
Losses on sale of businesses and fixed assets	887	11	0
Impairment losses	30	254	32
Reversal of impairment loss	0	1	$ 0
BPX Energy [Member] | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	4,703
Magnus Field | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	68
Losses on sale of businesses and fixed assets		335
Bruce, Keith and Devinick [Member] | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	193
Greater Kuparuk Area | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets		$ 221
BP Exploration (Alaska) | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets	171
Impairment losses	$ 1,264